Other Assets (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Other Assets [Line Items]
Restricted cash	$ 584	$ 4,172
Prepaid expenses	2,378	1,802
Amortization period of intangible assets, minimum	1
Amortization period of intangible assets, maximum	22
Amortization expense	189	176	140
Amortization period of intangible assets	13	8
Affordable housing partnership interests	332	197
Affordable housing partnership interests percentage	50 percent
Prepaid Miles And Reward Points [Member]
Other Assets [Line Items]
Prepaid expenses	1,800	1,200
Delta [Member] | Prepaid Miles And Reward Points [Member]
Other Assets [Line Items]
Prepaid expenses	1,500	800
American Express Lending Trust [Member]
Other Assets [Line Items]
Restricted cash	192	3,700
American Express Charge Trust [Member]
Other Assets [Line Items]
Restricted cash	$ 15	$ 9